Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]	Balances with related parties:
	December 31,
	2016	2015
	U.S. dollars in thousands

Other accounts payables	$1	$132

Schedule Of Related Party Expenses [Table Text Block]	Related parties’ expenses:
	Year Ended December 31,
	2016	2015	2014
	U.S. dollars in thousands

Research and development expense	$318	$312	$145

General and administrative expense	$207	$196	$467